Reconciliations for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified														12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Equity securities	Mar. 31, 2013 Equity securities	Mar. 31, 2014 Corporate bonds	Mar. 31, 2013 Corporate bonds	Mar. 31, 2014 Government, agency and local bonds	Mar. 31, 2013 Government, agency and local bonds	Mar. 31, 2014 Hedge funds	Mar. 31, 2013 Hedge funds	Mar. 31, 2014 Commingled and other mutual funds	Mar. 31, 2013 Commingled and other mutual funds	Mar. 31, 2014 Level 3	Mar. 31, 2013 Level 3	Mar. 31, 2014 Level 3 Equity securities	Mar. 31, 2013 Level 3 Equity securities	Mar. 31, 2014 Level 3 Corporate bonds	Mar. 31, 2013 Level 3 Corporate bonds	Mar. 31, 2014 Level 3 Government, agency and local bonds	Mar. 31, 2013 Level 3 Government, agency and local bonds	Mar. 31, 2014 Level 3 Hedge funds	Mar. 31, 2013 Level 3 Hedge funds	Mar. 31, 2014 Level 3 Commingled and other mutual funds	Mar. 31, 2013 Level 3 Commingled and other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 1,012,039	¥ 918,518	¥ 801,701	¥ 349,857	¥ 313,027	¥ 10,256	¥ 9,815	¥ 363,605	¥ 311,577	¥ 95,860	¥ 85,391	¥ 139,923	¥ 138,865	¥ 86,785	¥ 63,551		¥ 180	¥ 18		¥ 163	¥ 100	¥ 85,391	¥ 63,271	¥ 1,213
Actual return on plan assets:
Relating to assets still held at the reporting date														9,677	10,519			4			22	9,600	10,484	73	13
Relating to assets sold during the period														647	865		60			3	1	644	804
Purchases, sales and settlements, net														152	11,850	2	(240)	64	18	(139)	40	225	10,832		1,200
Transfers in and/or out of Level 3														(27)						(27)
Fair value of plan assets at end of year	¥ 1,012,039	¥ 918,518	¥ 801,701	¥ 349,857	¥ 313,027	¥ 10,256	¥ 9,815	¥ 363,605	¥ 311,577	¥ 95,860	¥ 85,391	¥ 139,923	¥ 138,865	¥ 97,234	¥ 86,785	¥ 2		¥ 86	¥ 18		¥ 163	¥ 95,860	¥ 85,391	¥ 1,286	¥ 1,213